Net Loss Per Share Attributable To Ordinary Shareholders - Summary of Diluted Net Loss Per Share not Include Following Instruments as their Inclusion would be Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	17,958,771	119,874,641	117,343,405
Convertible Bonds and Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share		105,885,960	101,400,265
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	17,942,271	13,988,681	15,943,140
Restricted Share Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	16,500